Investment in Associates and Joint Venture - Associate (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2018 USD ($) m³	Dec. 31, 2017 USD ($)	Feb. 09, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Rollforward of investment in associate and joint venture
Share of profit of associates				$ 1,800	$ 1,159	$ 1,422
Associates
Rollforward of investment in associate and joint venture
Beginning balance				20,800	6,265
Additions				136	14,125
Share of profit of associates				1,800	1,159	1,422
Return of investment from associate					(59)
Dividend declared				(2,023)	(690)	(1,239)
Ending balance	$ 20,713	$ 20,800		20,713	20,800	$ 6,265
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in associate (as a percent)	25.00%	25.00%
Cargo capacity (in cbm) | m³	145,000
Gastrade / Associate
Interest in Associate
Equity interest in associate (as a percent)	20.00%	20.00%	20.00%
Rollforward of investment in associate and joint venture
Additions				$ 136	$ 14,125